GMO Emerging Country Debt Shares Fund Expense Example - GMO Emerging Country Debt Shares Fund	Feb. 28, 2026 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 221
Expense Example, with Redemption, 3 Years	637
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	$ 677